PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Brazil : 8.2%
798,184  Itau Unibanco Holding SA,
ADR
$ 5,531,415
1.9
631,861
(1)
NU Holdings Ltd./Cayman
Islands - Class A
7,538,102
2.6
240,184  Petroleo Brasileiro SA,
ADR
3,578,742
1.2
588,082
Raia Drogasil SA
3,222,174
1.1
533,606
WEG SA
4,075,935
1.4
23,946,368
8.2
China : 21.1%
52,954  Alibaba Group Holding
Ltd., ADR
3,831,751
1.3
66,900  Contemporary Amperex
Technology Co. Ltd. -
Class A
1,749,108
0.6
394,769  Fuyao Glass Industry
Group Co. Ltd. - Class A
2,346,035
0.8
92,166
H World Group Ltd., ADR
3,566,824
1.2
299,187  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
2,086,555
0.7
17,100  Kweichow Moutai Co. Ltd.
- Class A
4,030,827
1.4
479,400  Midea Group Co. Ltd. -
Class A
4,285,758
1.5
213,265
NetEase, Inc.
4,419,201
1.5
2,915
NetEase, Inc., ADR
301,615
0.1
91,321  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
3,538,805
1.2
372,200  Shenzhou International
Group Holdings Ltd.
3,533,449
1.2
109,000
Silergy Corp.
1,115,041
0.4
362,000
Tencent Holdings Ltd.
14,099,880
4.9
296,994  Wanhua Chemical Group
Co. Ltd. - Class A
3,309,772
1.2
180,300  Wuliangye Yibin Co. Ltd. -
Class A
3,823,454
1.3
132,784
Yum China Holdings, Inc.
5,283,475
1.8
61,321,550
21.1
Hong Kong : 3.6%
789,000
AIA Group Ltd.
5,307,267
1.8
711,600
(2)
Budweiser Brewing Co.
APAC Ltd.
1,049,562
0.4
310,500  Techtronic Industries Co.
Ltd.
4,219,032
1.4
10,575,861
3.6
India : 11.9%
19,521  Apollo Hospitals Enterprise
Ltd.
1,490,185
0.5
52,227
Asian Paints Ltd.
1,782,369
0.6
9,952
Bajaj Finance Ltd.
868,997
0.3
269,797
Bharti Airtel Ltd.
3,980,787
1.4
16,464
Britannia Industries Ltd.
969,642
0.3
295,320
HDFC Bank Ltd.
5,149,679
1.8
196,825
(2)
HDFC Life Insurance Co.
Ltd.
1,496,379
0.5
59,795
Hindustan Unilever Ltd.
1,626,920
0.6
109,510
Infosys Ltd.
1,972,072
0.7
92,982
Infosys Ltd. - Foreign, ADR
1,667,167
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
503,612
ITC Ltd.
$ 2,593,384
0.9
192,838
Kotak Mahindra Bank Ltd.
4,142,936
1.4
77,655  Tata Consultancy Services
Ltd.
3,624,311
1.2
27,056
UltraTech Cement Ltd.
3,168,338
1.1
34,533,166
11.9
Indonesia : 3.7%
7,995,500
Bank Central Asia Tbk PT
5,084,641
1.7
14,822,451  Bank Rakyat Indonesia
Persero Tbk PT
5,667,734
2.0
10,752,375
3.7
Macao : 1.0%
1,028,400
(1)
Sands China Ltd.
2,901,362
1.0
Mexico : 5.9%
26,891  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,503,090
1.2
477,254  Grupo Financiero Banorte
SAB de CV - Class O
5,069,105
1.8
502,322
Grupo Mexico SAB de CV
2,965,073
1.0
1,387,023  Wal-Mart de Mexico SAB
de CV
5,583,999
1.9
17,121,267
5.9
Panama : 1.4%
39,627  Copa Holdings SA - Class
A
4,127,548
1.4
Portugal : 1.2%
179,303  Jeronimo Martins SGPS
SA
3,557,435
1.2
South Africa : 4.4%
133,649
Bid Corp. Ltd.
3,258,735
1.1
33,334
(3)
Capitec Bank Holdings
Ltd.
3,686,753
1.3
929,658
(3)
FirstRand Ltd.
3,029,101
1.0
221,624
(3)
Shoprite Holdings Ltd.
2,895,388
1.0
12,869,977
4.4
South Korea : 10.2%
69,127
Kia Corp.
5,745,091
2.0
290,833  Samsung Electronics Co.
Ltd.
17,478,340
6.0
47,601
SK Hynix, Inc.
6,305,961
2.2
29,529,392
10.2
Spain : 2.6%
641,105  Banco Bilbao Vizcaya
Argentaria SA
7,634,623
2.6
Taiwan : 15.6%
332,000  ASE Technology Holding
Co. Ltd.
1,611,560
0.6
624,141
Chailease Holding Co. Ltd.
3,344,438
1.2
307,000
Delta Electronics, Inc.
3,285,783
1.1
89,000
MediaTek, Inc.
3,224,853
1.1
120,000  Realtek Semiconductor
Corp.
2,089,704
0.7
907,223  Taiwan Semiconductor
Manufacturing Co. Ltd.
21,733,628
7.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
73,179  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
$ 9,956,003
3.4
45,245,969
15.6
Turkey : 2.9%
920,687  Aselsan Elektronik Sanayi
Ve Ticaret AS
1,577,626
0.6
218,618
BIM Birlesik Magazalar AS
2,375,124
0.8
386,156
KOC Holding AS
2,429,413
0.8
2,537,059
Yapi ve Kredi Bankasi AS
2,156,732
0.7
8,538,895
2.9
United States : 2.0%
7,140
(1)
EPAM Systems, Inc.
1,971,783
0.7
15,455  Estee Lauder Cos., Inc. -
Class A
2,382,388
0.8
27,563
Las Vegas Sands Corp.
1,425,007
0.5
5,779,178
2.0
Uruguay : 3.1%
9,066
(1)
Globant SA
1,830,426
0.6
4,742
(1)
MercadoLibre, Inc.
7,169,714
2.5
9,000,140
3.1
Total Common Stock
(Cost $239,222,098)
287,435,106
98.8
Total Long-Term
Investments
(Cost $239,222,098)
287,435,106
98.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.2%
Repurchase Agreements : 2.8%
1,927,504
(4)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%, due
04/01/2024 (Repurchase
Amount $1,928,630,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$1,966,054, due
09/01/28-03/20/72)
1,927,504
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,927,504
(4)
MUFG Securities
Americas, Inc.,
Repurchase Agreement
dated 03/28/2024,
5.340%, due 04/01/2024
(Repurchase Amount
$1,928,632, collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,966,054, due
01/01/39-11/01/52)
$ 1,927,504
0.6
1,927,504
(4)
Nomura Securities
International, Inc.,
Repurchase Agreement
dated 03/28/2024,
5.320%, due 04/01/2024
(Repurchase Amount
$1,928,628, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,966,055, due
01/01/28-07/15/58)
1,927,504
0.7
354,854
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/28/2024, 5.280%, due
04/01/2024 (Repurchase
Amount $355,059,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value plus
accrued interest $361,951,
due 04/04/24-02/01/54)
354,854
0.1
1,927,504
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/28/2024, 5.340%, due
04/01/2024 (Repurchase
Amount $1,928,632,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.500%, Market
Value plus accrued
interest $1,966,054, due
09/01/29-04/01/54)
1,927,504
0.7
Total Repurchase
Agreements
(Cost $8,064,870)
8,064,870
2.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
1,295,448
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
(Cost $1,295,448) $ 1,295,448 0.4
Total Short-Term
Investments
(Cost $9,360,318)
$ 9,360,318
3.2
Total Investments in
Securities
(Cost $248,582,416) $ 296,795,424 102.0
Liabilities in Excess of
Other Assets (5,695,223) (2.0)
Net Assets $ 291,100,201 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 23,946,368 $ — $ — $ 23,946,368
China 12,983,665 48,337,885 — 61,321,550
Hong Kong — 10,575,861 — 10,575,861
India 1,667,167 32,865,999 — 34,533,166
Indonesia — 10,752,375 — 10,752,375
Macao — 2,901,362 — 2,901,362
Mexico 6,468,163 10,653,104 — 17,121,267
Panama 4,127,548 — — 4,127,548
Portugal — 3,557,435 — 3,557,435
South Africa 6,154,123 6,715,854 — 12,869,977
South Korea — 29,529,392 — 29,529,392
Spain — 7,634,623 — 7,634,623
Taiwan 9,956,003 35,289,966 — 45,245,969
Turkey 2,429,413 6,109,482 — 8,538,895
United States 5,779,178 — — 5,779,178
Uruguay 9,000,140 — — 9,000,140
Total Common Stock 82,511,768 204,923,338 — 287,435,106
Short-Term Investments 1,295,448 8,064,870 — 9,360,318
Total Investments, at fair value $ 83,807,216 $ 212,988,208 $ — $ 296,795,424
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 68,536,398
Gross Unrealized Depreciation (20,323,391)
Net Unrealized Appreciation $ 48,213,007